NATURE OF OPERATIONS	12 Months Ended
Mar. 31, 2026
Nature Of Operations
NATURE OF OPERATIONS

NOTE 1. NATURE OF OPERATIONS

Alpha Compute Corp (the “Company” or “Alpha Compute”, formerly known as Portage Biotech, Inc. and AlphaTON Capital Corp) is incorporated in the British Virgin Islands (“BVI”) with its registered office located at Clarence Thomas Building, P.O. Box 4649, Road Town, Tortola, BVI. Its USA agent, Portage Development Services Inc. (“PDS”), is located at 59 Wilton Road, Westport, CT, 06880, USA.

The Company is a foreign private issuer under the Securities and Exchange Commission (the “SEC”) rules. It is also a reporting issuer under the securities legislation of the provinces of Ontario and British Columbia. Its ordinary shares were listed on the Canadian Securities Exchange (“CSE”) under the symbol “PBT.U”. On February 25, 2021, the ordinary shares of the Company began trading on the Nasdaq Capital Market (“Nasdaq”) under the symbol “PRTG”. As the principal market for the Company’s ordinary shares is Nasdaq, the Company voluntarily delisted from the CSE on April 23, 2021. On September 4, 2025, in connection with the change in the legal name of the Company to AlphaTON Capital Corp effective on August 11, 2025, the Nasdaq ticker symbol of the Company’s ordinary shares was changed to “ATON”. On April 21, 2026, in connection with the change in the legal name of the Company to Alpha Compute Corp effective on April 14, 2026, the Nasdaq ticker symbol of the Company’s ordinary shares was changed to “ALP”.

The Company

Alpha Compute Corp. ("Alpha Compute," "we," "us," "our," or the "Company") is a technology company focused on the acquisition, deployment, and leasing of high-performance graphics processing units ("GPUs") in data center facilities to power artificial intelligence ("AI") workloads, with a particular emphasis on confidential compute. The Company operates GPU infrastructure in North America and Europe and provides GPU-as-a-Service ("GPUaaS") and AI Confidential Compute solutions to enterprise customers, technology companies, AI research laboratories, and decentralized AI ecosystems.

Beginning in late 2025, the Company commenced acquisition and installation of NVIDIA GPU hardware, including H200, B200, and B300 processors, in third-party data center facilities. In April 2026, the Company formally rebranded to Alpha Compute Corp. and changed its Nasdaq ticker from ATON to ALP to reflect the completion of this strategic transition. The Company retains a residual position in TON digital assets from its previous focus as a digital asset treasury company, but this legacy segment is no longer the primary focus of operations.

GPU-as-a-Service (GPUaaS)

The Company's primary revenue model consists of acquiring and leasing NVIDIA GPU hardware and leasing compute capacity to enterprise customers under multi-year off-take agreements. The Company earns revenue based on contracted lease rates and capacity utilization.

The Company's first large-scale deployment, designated ALPHA-01, consists of 504 NVIDIA B200 GPUs co-located in a hydroelectric-powered Canadian data center. ALPHA-01 became fully operational in May 2026 and is subject to a two-year, $32.2 million compute off-take lease with a leading frontier AI research laboratory, representing $16.1 million in annual contracted revenue. A second cluster, ALPHA-02, comprising 576 NVIDIA B300 GPUs, is planned for deployment in a hydroelectric-powered Swedish data center and is targeted for commercial launch in the third quarter of calendar year 2026.

AI Confidential Computing

Confidential computing is a hardware-level security paradigm that enables computation on sensitive data within a protected, hardware-enforced trusted execution environment ("TEE"), such that the data and the AI model remain encrypted and inaccessible even to the infrastructure operator. The Company and its partners have together developed and deployed a proprietary software stack that enables confidential AI workloads to be processed on Telegram’s Cocoon AI protocol via NVIDIA Blackwell-generation GPU hardware.

The Company believes confidential computing represents the highest-growth, highest-value segment within the AI infrastructure market, driven by stringent data privacy requirements across healthcare, financial services, government, defense, and decentralized AI applications. The convergence of the EU AI Act (effective 2026), updated FedRAMP 20x requirements, and various national data sovereignty mandates is creating a structural and mandatory procurement cycle for privacy-preserving AI infrastructure.

Sovereign AI Infrastructure

The Company targets enterprise clients, government entities, and regulated industries seeking AI compute capacity that does not require surrendering data sovereignty to hyperscale cloud providers. The Company offers co-location and dedicated GPU deployment arrangements designed to satisfy data residency requirements and regulatory mandates, including in jurisdictions with strict cross-border data transfer restrictions.

In conjunction with its infrastructure buildout, the Company has announced plans to establish a U.S. Government Contracting entity, projected to launch in the third quarter of calendar year 2026, to pursue federal government AI compute procurement opportunities including those arising from FedRAMP compliance requirements.

Alpha Compute Capital

The Company has announced the launch of "Alpha Compute Capital," a financing division designed to structure and fund AI GPU Special Purpose Vehicles ("SPVs") and related financial products. Alpha Compute Capital is intended to enable the Company to expand GPU deployment capacity using non-recourse, asset-backed financing facilities, thereby reducing dilution to existing shareholders and accelerating infrastructure growth.

Digital Asset Business

The Company launched a digital asset treasury business in September 2025 focused on TON blockchain and the Telegram ecosystem. In November 2025, the Company began deploying Nvidia GPUs to Telegram’s proprietary AI protocol, Cocoon. Cocoon is Telegram's Confidential Compute Open Network — a decentralized AI infrastructure project built around the TON ecosystem. In response to market trends in the digital asset space and opportunities in AI infrastructure, in early 2026 the Company completed a strategic pivot and rebranded as Alpha Compute Corp. to reflect that its primary focus had shifted to AI compute infrastructure. This transition included the establishment of GPU procurement and data center deployment capabilities, and the development of a proprietary confidential computing software stack.

While investing in digital assets, staking digital assets, and operating blockchain infrastructure is no longer a core focus of the Company, it will continue to maintain some exposure to TON and other digital assets. By deploying GPU hardware to Telegram’s Cocoon protocol, the Company will continue to earn TON tokens, and through its May 2026 acquisition of GaMee, the Company has exposure to the broader Telegram ecosystem and large userbase. However, TON tokens earned from Cocoon will generally be used for operating and capital expenditures for the AI infrastructure business line, rather than held for long-term investment.

The remaining locked TON tokens on the Company’s balance sheet are mostly in the process of being returned to investors per their put rights granted as part of the September 2025 PIPE transaction, with two additional outstanding put rights exercised on June 22, 2026. One remaining investor has not exercised his put right on $0.2 million locked TON contributed.

Legacy Immuno-oncology Business

Prior to September 2025, Alpha Compute (under the name Portage Biotech) primarily operated as a clinical-stage immuno-oncology company advancing treatments the Company believes will be first-in class therapies that target known checkpoint resistance pathways to improve long-term treatment response and quality of life in patients with invasive cancers. Alpha Compute’s access to next-generation technologies coupled with a deep understanding of biological mechanisms enables the identification of clinical therapies and product development strategies that accelerate these medicines through the translational pipeline. After a review of the Company’s future funding needs for clinical development of its programs as well as the capital raising market for biotechnology companies, the Company discontinued the Company sponsored trial for the invariant natural killer T-cell (“iNKT”) program and pause further patient accrual to the Company sponsored adenosine trial for both PORT-6 and PORT-7.

In March 2025, we resumed patient enrollment into the final dose-escalation cohort of TT-10 (PORT-6) under the Phase 1a TT-10-101 (ADPORT-601) clinical trial, following an earlier pause related to funding constraints. That decision reflected the favorable safety and preliminary activity signals seen in earlier dose cohorts. Dosing in that final cohort is now underway, with the last dose-escalation patient currently being treated. In April 2025, we reported confirmatory preclinical results for our TT-4 (PORT-7) compound in mesothelioma, supporting advancement of that indication. Under the trial protocol, TT-4 dosing follows completion of the TT-10 dose-escalation cohort, and we are now preparing to enroll patients onto TT-4.

On November 12, 2025, Alpha Compute and Cyncado announced a non-binding Letter of Intent with Australia’s Asbestos and Dust Diseases Research Institute (“ADDRI”) to conduct an ADDRI-sponsored investigator-initiated clinical trial of TT-4 in mesothelioma in Australia. The planned trial is expected to enroll approximately 50 patients, will be led by A/Prof Steven Kao and Dr. Melvin Chin, and is intended to run in parallel with Cyncado’s planned U.S. mesothelioma activities, subject to execution of a definitive agreement and customary regulatory approvals. Under the contemplated arrangement, Cyncado will supply TT-4 and limited support as part of an international mesothelioma program designed to accelerate decision-quality clinical data generation.

Reverse Stock Split

The Company’s Board of Directors (the “Board”) approved a reverse stock split of its ordinary shares at a ratio of 1-for-20. Beginning with the opening of trading on August 15, 2024, the Company’s ordinary shares began trading on Nasdaq on a split-adjusted basis.

The reverse stock split was implemented to increase the per share trading price of the Company’s ordinary shares for the purpose of ensuring a share price high enough to comply with the minimum $1.00 bid price requirement for continued listing on Nasdaq. The Company received notice from Nasdaq on August 30, 2024 informing the Company that it had regained compliance with the minimum $1.00 bid price requirement for continued listing on Nasdaq.

As a result of the reverse stock split, every twenty (20) pre-split ordinary shares were converted into one (1) post-split ordinary share. Any fractional shares resulting from the reverse stock split were rounded up to the nearest whole post-split ordinary share. The reverse stock split affected all shareholders uniformly and did not alter any shareholder’s percentage interest in the Company’s ordinary shares, except for adjustments that may result from the treatment of fractional shares. All outstanding options and warrants entitling their holders to purchase the Company’s ordinary shares were adjusted as a result of the reverse stock split, in accordance with the terms of each such security. In addition, the number of ordinary shares reserved for future issuance pursuant to the Company’s equity incentive plans were also appropriately adjusted. The number of authorized ordinary shares was not proportionately reduced because the Company has an unlimited number of authorized ordinary shares available for issuance, as permitted under the laws of the British Virgin Islands.

All share and per share information included in the consolidated financial statements have been retroactively adjusted to reflect the impact of the reverse stock split as if the stock split occurred at the beginning of the periods presented. The shares of ordinary shares authorized remained at an unlimited number of ordinary shares without par value.